INVESTMENT IN REAL ESTATE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Real property operating [Member]
Depreciation expense	$ 31,805	$ 0	$ 84,814